Risk Management	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Risk Management

Note 5: Risk Management
We have an enterprise-wide approach to the identification, assessment, management (including mitigation), monitoring and reporting of risks faced across our organization. The key risks related to our financial instruments are classified as credit and counterparty, market, and liquidity and funding risk. The economic headwinds, including rising interest rates and inflation, impact certain risks as outlined in the Enterprise-Wide Risk Management section of our Management’s Discussion and Analysis, and where those risks are related to financial instruments, they have been included in the blue-tinted
font as referenced below.
Credit and Counterparty Risk
Credit and counterparty risk is the potential for loss due to the failure of a borrower, endorser, guarantor or counterparty to repay a loan or honour another predetermined financial obligation. Credit risk arises predominantly with respect to loans, over-the-counter
and centrally cleared derivatives and other credit instruments. This is the most significant measurable risk that we face.
Our risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of Management’s Discussion and Analysis within this report. Additional information on credit risk related to loans and derivatives is included in Notes 4 and 8, respectively.
Market Risk
Market risk is the potential for adverse changes in the value of our assets and liabilities resulting from changes in market variables such as interest rates, credit spreads, foreign exchange rates, equity and commodity prices and their implied volatilities, and includes the risk of credit migration and default in our trading book. We incur market risk in our trading and underwriting activities, as well as in our structural banking activities.
Our market risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of Management’s Discussion and Analysis within this report.
Liquidity and Funding Risk
Liquidity and funding risk is the potential for loss if we are unable to meet our financial commitments in a timely manner at reasonable prices as they become due. It is our policy to ensure that sufficient liquid assets and funding capacity are available to meet financial commitments, including liabilities to depositors and suppliers, as well as lending, investment and pledging commitments, even in times of stress. Managing liquidity and funding risk is essential to maintaining enterprise soundness and safety, depositor confidence and earnings stability.
Our liquidity and funding risk management practices and key measures are disclosed in the blue-tinted font in the Enterprise-Wide Risk Management section of Management’s Discussion and Analysis within this report.